Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases - Future Minimum Commitments for Chartered-In Contracts

Year	Charter-in vessel in operation
December 31, 2021	$7,994
December 31, 2022	7,994
December 31, 2023	7,994
December 31, 2024	8,015
December 31, 2025	7,994
December 31, 2026 and thereafter	52,381
Total	$92,372
Operating lease liabilities, including current portion	$65,511
Discount based on incremental borrowing rate	$26,861

Leases - Minimum Future Income (Table)

Year	Amount
December 31, 2021	$195,725
December 31, 2022	78,571
December 31, 2023	60,173
December 31, 2024	55,381
December 31, 2025	45,888
December 31, 2026 and thereafter	108,756
Total minimum lease revenue, net of commissions	$544,494